Other derivative liabilities	12 Months Ended
Dec. 31, 2022
Other Derivative Liabilities
Other derivative liabilities

16. Other derivative liabilities

The following table summarizes the changes in the warrant derivative liability during the twelve-month period to December 31, 2022:

Embedded derivative
£

Balance at December 31, 2021	-
Change in fair value of embedded derivative liabilities	3,832,379
Reallocation of derivative liabilities to equity	(3,832,379)
Balance at December 31, 2022	-

Prior to completion of the Initial Public Offering, the issued share capital of TC BioPharm (Holdings) plc included outstanding A ordinary shares which carried the right in the form of an anti-dilution provision, to subscribe at nominal value for a certain number of additional shares, calculated by reference to the pre-money valuation of implied by an issuance of new share.

The probability of a new issue at a price below £215.00 per share was considered remote as of December 31, 2021 and therefore the value of the anti-dilution provision was nil as the year end. In light of the IPO being planned at an issue price of $212.00 per share (£157.04 per share based on exchanged rate of £1.00 to $1.3500) the Company calculated the fair value of the anti-dilution rights and incurred a corresponding charge in the Income Statement.

Immediately prior to the completion of the offering, 24,693 ordinary shares were issued, under the terms of our Articles of Association to certain shareholders who, prior to the IPO, owned A ordinary shares which carried the right, to subscribe at nominal value for a certain number of additional shares, calculated by reference to the pre-money valuation of the IPO. The corresponding fair value of the related embedded derivative was transferred to equity at the time of the issuance.

As part of the IPO share issue, TC BioPharm (Holdings) plc re-organized its share capital whereby all of the outstanding series A ordinary shares were re-designated as ordinary shares of TC BioPharm (Holdings) plc on a one for one basis and as such no anti-dilution provisions are included within the issued share capital.